Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 957	$ 44,592	$ 130,685
Total Current Assets	957	44,592	130,685
Investments - real estate			485,000
Notes - Entrepreneurship Development			31,890
Total assets	957	44,592	647,575
Current Liabilities:
Accounts Payable			3,816
Accrued expenses	8,904	3,476	800
Total Current Liabilities	8,904	3,476	4,616
Long-Term Liabilities:
Line of credit - related party			414,000
Total Long-Term Liabilities	208,346	237,903	729,388
Total Liabilities	217,250	241,379	734,004
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $.001 par value, 10,000,000 shares authorized, 1 issued and outstanding as at December 31, 2022 and 2021 respectively.	3	3	3
Common Stock, $0.001 par value, 50,000,000 shares authorized, 43,792,804 and 42,724,687 issued and outstanding as at December 31, 2022 and 2021 respectively.	43,793	43,793	42,725
Additional paid in capital	6,311,824	6,311,824	6,311,824
Accumulated deficit	(6,571,913)	(6,552,407)	(6,440,981)
Total Stockholders’ Equity	(216,293)	(196,787)	(86,429)
Total Liabilities and Stockholders’ Equity	957	44,592	647,575
Related Party [Member]
Long-Term Liabilities:
Notes payable - related party	208,346	237,903	$ 315,388
Line of credit - related party